CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Mudrick Capital Acquisition Corporation [Member] Class A common stock Common stock	Mudrick Capital Acquisition Corporation [Member] Common Class B [Member] Common stock	Mudrick Capital Acquisition Corporation [Member] Additional Paid in Capital [Member]	Mudrick Capital Acquisition Corporation [Member] Retained Earnings/ (Accumulated Deficit) [Member]	Mudrick Capital Acquisition Corporation [Member]	Common stock		Additional Paid in Capital [Member]		Total
Beginning Balance at Dec. 31, 2017		$ 0	$ 575	$ 24,425	$ (2,784)	$ 22,216	$ 3,000		$ 5,184,000		$ (284,553,000)
Beginning Balance (in shares) at Dec. 31, 2017		0	5,750,000				2,668,689
Sale of 20,800,000 Units, net of underwriting discounts and offering expenses		$ 2,080	$ 0	196,023,832	0	196,025,912
Sale of 20,800,000 Units, net of underwriting discounts and offering costs (in shares)		20,800,000	0
Sale of 7,740,000 Private Placement Warrants		$ 0	$ 0	7,740,000	0	7,740,000
Forfeiture of founder shares		$ 0	$ (55)	55	0	0
Forfeiture of founder shares (in shares)		0	(550,000)
Common stock subject to possible redemption		$ (1,985)	$ 0	(200,466,098)	0	(200,468,083)
Common stock subject to possible redemption (in shares)		(19,848,325)	0
Net loss		$ 0	$ 0	0	1,679,963	1,679,963					(55,803,000)
Ending Balance at Dec. 31, 2018		$ 95	$ 520	3,322,214	1,677,179	5,000,008	$ 3,000		5,184,000		(340,356,000)
Ending Balance (in shares) at Dec. 31, 2018		951,675	5,200,000				2,758,689
Net loss							$ 0	[1]	0	[1]	(23,440,000)
Ending Balance at Mar. 31, 2019							$ 0	[1]	5,187,000	[1]	(363,796,000)
Ending Balance (in shares) at Mar. 31, 2019	[1]						317,936
Beginning Balance at Dec. 31, 2018		$ 95	$ 520	3,322,214	1,677,179	5,000,008	$ 3,000		5,184,000		(340,356,000)
Beginning Balance (in shares) at Dec. 31, 2018		951,675	5,200,000				2,758,689
Net loss											(45,387,000)
Ending Balance at Jun. 30, 2019							$ 0	[1]	5,187,000	[1]	(385,743,000)
Ending Balance (in shares) at Jun. 30, 2019	[1]						317,936
Beginning Balance at Dec. 31, 2018		$ 95	$ 520	3,322,214	1,677,179	5,000,008	$ 3,000		5,184,000		(340,356,000)
Beginning Balance (in shares) at Dec. 31, 2018		951,675	5,200,000				2,758,689
Change in value of common stock subject to possible redemption		$ (26)	$ 0	(2,610,805)	0	(2,610,831)
Change in value of common stock subject to possible redemption (in shares)		(258,498)	0
Net loss		$ 0	$ 0	0	2,610,824	2,610,824					(98,895,000)
Ending Balance at Dec. 31, 2019		$ 69	$ 520	711,409	4,288,003	5,000,001	$ 3,000		5,184,000		(439,251,000)
Ending Balance (in shares) at Dec. 31, 2019		693,177	5,200,000				3,095,650
Beginning Balance at Mar. 31, 2019							$ 0	[1]	5,187,000	[1]	(363,796,000)
Beginning Balance (in shares) at Mar. 31, 2019	[1]						317,936
Net loss							$ 0	[1]	0	[1]	(21,947,000)
Ending Balance at Jun. 30, 2019							$ 0	[1]	5,187,000	[1]	(385,743,000)
Ending Balance (in shares) at Jun. 30, 2019	[1]						317,936
Beginning Balance at Dec. 31, 2019		$ 69	$ 520	711,409	4,288,003	5,000,001	$ 3,000		5,184,000		(439,251,000)
Beginning Balance (in shares) at Dec. 31, 2019		693,177	5,200,000				3,095,650
Net loss							$ 0	[1]	0	[1]	(34,618,000)
Ending Balance at Mar. 31, 2020							$ 0	[1]	5,187,000	[1]	(473,869,000)
Ending Balance (in shares) at Mar. 31, 2020	[1]						345,431
Beginning Balance at Dec. 31, 2019		$ 69	$ 520	$ 711,409	$ 4,288,003	$ 5,000,001	$ 3,000		5,184,000		(439,251,000)
Beginning Balance (in shares) at Dec. 31, 2019		693,177	5,200,000				3,095,650
Net loss											(84,408,000)
Ending Balance at Jun. 30, 2020							$ 5,000	[1]	466,047,000	[1]	(2,723,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]						50,160,042
Beginning Balance at Mar. 31, 2020							$ 0	[1]	5,187,000	[1]	(473,869,000)
Beginning Balance (in shares) at Mar. 31, 2020	[1]						345,431
Net loss							$ 0	[1]	0	[1]	(49,790,000)
Ending Balance at Jun. 30, 2020							$ 5,000	[1]	$ 466,047,000	[1]	$ (2,723,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]						50,160,042

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.